Fair Value Measurements - Summary of reconciliation of warrant liabilities measured at fair value (Detail) - Fair Value, Recurring [Member] - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning	$ 65,646,664	$ 0
Initial measurement on October 2, 2020		28,860,000
Change in valuation inputs or other assumptions	(14,153,333)	36,786,664
Fair value , ending	51,493,331	65,646,664
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning	25,013,332	0
Fair value , ending	19,599,999	25,013,332
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning	40,633,332	0
Fair value , ending	31,893,332	40,633,332
Level 1 [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in valuation inputs or other assumptions	(8,740,000)	22,693,332
Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on October 2, 2020		10,920,000
Change in valuation inputs or other assumptions	$ (5,413,333)	14,093,332
Level 3 [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on October 2, 2020		$ 17,940,000